Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2017